Trade and other receivables - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial assets [line items]
Trade receivables	£ 6,429	£ 4,332
Provision for impairment of receivables, period	3 years
Trade receivables | Accumulated impairment
Disclosure of financial assets [line items]
Trade receivables	£ (578)	(559)	£ (560)
Charge for the year, net of recoveries	200	179
Before exceptional items and remeasurements | Trade receivables | Accumulated impairment
Disclosure of financial assets [line items]
Charge for the year, net of recoveries	200	176
Retail customer receivables
Disclosure of financial assets [line items]
Trade receivables	£ 2,813	£ 2,437